MEMORANDUM OF CHANGES

                       VAN KAMPEN UNIT TRUSTS, SERIES 740

   The Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 740 on March 5, 2008. An effort has been made to set forth below each of the major changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

   Cover Page. The date of the Prospectus has been completed.

   Pages 2-3. The "Essential Information" and "Fee Table" have been completed.

   Pages 4-5. Revisions have been made and the portfolio has been completed.

   Pages 6-7. The Report of Independent Registered Public Accounting Firm and Statement of Condition have been completed.